Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Description of Business

Note 1 – Organization and Description of Business

Can B̅ Corp. was originally incorporated as WrapMail, Inc. (“WRAP”) in Florida on October 11, 2005. On May 15, 2017, WRAP changed its name to Canbiola, Inc. On January 16, 2020 Canbiola, Inc. changed its name to Can B̅ Corp. (the “Company”, “we”, “us”, “our”, “CANB”, “Can B̅” or “Registrant”).

The Company acquired 100% of the membership interests in Pure Health Products, LLC, a New York limited liability company (“PHP” or “Pure Health Products”) effective December 28, 2018. The Company runs it manufacturing operations through PHP and holds and sells several of its brands through PHP as well. The Company’s durable equipment products, such as sam® units with and without CBD infused pads, are marketed and sold through its wholly-owned subsidiaries, Duramed Inc. (incorporated on November 29, 2018) and Duramed MI LLC (fka DuramedNJ, LLC) (incorporated on May 29, 2019) (collectively, “Duramed”). Duramed began operating on or about February 1, 2019. Most of the Company’s consumer products include hemp derived cannabidiol (“CBD”); however, the Company has just recently begun extracting cannabinol (“CBN”) and cannabigerol (“CBG”) for wholesale to third-parties looking to incorporate such compounds into their products through its wholly owned subsidiaries, Botanical Biotech, LLC (incorporated March 10, 2021), TN Botanicals, LLC and CO Botanicals LLC (both incorporated in August 2021). These three subsidiaries have also begun synthesizing Delta-8 and Delta-10 from hemp. Delta-8 and Delta-10 can produce similar, though less potent, effects as delta-9 (commonly referred to as THC); however, the legality of hemp derived Delta-8 and Delta-10 are in a gray area and considered a potential loophole at this point due to the 2018 hemp bill. The Company’s other subsidiaries did not have operations during the year ended December 31, 2021.

The Company is in the business of promoting health and wellness through its development, manufacture and sale of products containing cannabinoids derived from hemp biomass and the licensing of durable medical devises. Can B̅’s products include oils, creams, moisturizers, isolate, gel caps, spa products, and concentrates and lifestyle products. Can B̅ develops its own line of proprietary products as well seeks synergistic value through acquisitions in the hemp industry. Can B̅ aims to be the premier provider of the highest quality hemp derived products on the market through sourcing the best raw material and offering a variety of products we believe will improve people’s lives in a variety of areas.

Note 1 – Organization and Description of Business

Can B̅ Corp. was originally incorporated as WrapMail, Inc. (“WRAP”) in Florida on October 11, 2005. On May 15, 2017, WRAP changed its name to Canbiola, Inc. On January 16, 2020 Canbiola, Inc. changed its name to Can B̅ Corp. (the “Company”, “we”, “us”, “our”, “CANB”, “Can B̅” or “Registrant”).

The Company acquired 100% of the membership interests in Pure Health Products, LLC, a New York limited liability company (“PHP” or “Pure Health Products”) effective December 28, 2018. The Company runs it manufacturing operations through PHP and holds and sells several of its brands through PHP as well. The Company’s durable equipment products, such as sam® units with and without CBD infused pads, are marketed and sold through its wholly-owned subsidiaries, Duramed Inc. (incorporated on November 29, 2018) and Duramed MI LLC (fka DuramedNJ, LLC) (incorporated on May 29, 2019) (collectively, “Duramed”). Duramed began operating on or about February 1, 2019. Most of the Company’s consumer products include hemp derived cannabidiol (“CBD”); however, the Company has just recently begun extracting cannabinol (“CBN”) and cannabigerol (“CBG”) for wholesale to third-parties looking to incorporate such compounds into their products through its wholly owned subsidiaries, Botanical Biotech, LLC (incorporated March 10, 2021), TN Botanicals, LLC and CO Botanicals LLC (both incorporated in August 2021). These three subsidiaries have also begun synthesizing Delta-8 and Delta-10 from hemp. Delta-8 and Delta-10 can produce similar, though less potent, effects as delta-9 (commonly referred to as THC); however, the legality of hemp derived Delta-8 and Delta-10 are in a gray area and considered a potential loophole at this point due to the 2018 hemp bill. The Company’s other subsidiaries did not have operations during the year ended December 31, 2021.

The Company is in the business of promoting health and wellness through its development, manufacture and sale of products containing cannabinoids derived from hemp biomass and the licensing of durable medical devises. Can B̅’s products include oils, creams, moisturizers, isolate, gel caps, spa products, and concentrates and lifestyle products. Can B̅ develops its own line of proprietary products as well seeks synergistic value through acquisitions in the hemp industry. Can B̅ aims to be the premier provider of the highest quality hemp derived products on the market through sourcing the best raw material and offering a variety of products we believe will improve people’s lives in a variety of areas.